Investments - Scheduled Loan Receivable Maturities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Scheduled loan receivable maturities
2026	$ 27,022
2027	9,261
2028	11,896
2029	12,950
2030	203,862
Thereafter	323,882
Total principal payments	588,873
Scheduled Principal Payments
Scheduled loan receivable maturities
2026	5,960
2027	9,261
2028	10,447
2029	11,450
2030	8,298
Thereafter	84,786
Total principal payments	130,202
Balloon Payments
Scheduled loan receivable maturities
2026	21,062
2027	0
2028	1,449
2029	1,500
2030	195,564
Thereafter	239,096
Total principal payments	$ 458,671